Fees Summary	May 30, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 525,208,610.90
Previously Paid Amount	0.00
Total Fee Amount	80,409.43
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 80,409.43
Narrative - Max Aggregate Offering Price	$ 525,208,610.90
Narrative - Max Aggregate Offering Amount | shares	0
Final Prospectus	true